Acquisition and Disposal - Schedule of Fair Value of the Purchase Price (Details) - Acquisition of Fanhua [Member] ¥ in Thousands	12 Months Ended
Jun. 30, 2025 CNY (¥)
Asset Acquisition [Line Items]
Consideration transferred	¥ 1,341,422
Add: Non-controlling interest	1,336,190
Total fair value of purchase price	¥ 2,677,612